Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Schedule of inventory
	December 31, 2022	December 31, 2021
Finished products	$7,392,002	$6,031,753
Impairment of finished products	(3,555,683)	(3,819,955)
Accessories and spare parts	675,001	1,025,366
Impairment of accessories and spare parts	(418,770)	(839,693)
Total	$4,092,550	$2,397,471